Basis of Presentation and General Information - Vessel Owning Subsidiaries (Table) (Details) - 6 months ended Jun. 30, 2015	Total
Clean Energy
Property Plant And Equipment
Delivery Date	March 2007
Year Built	2007
Cbm Capacity	149,700
Ob River
Property Plant And Equipment
Delivery Date	July 2007
Year Built	2007
Cbm Capacity	149,700
Amur River (renamed from Clean Force)
Property Plant And Equipment
Delivery Date	January 2008
Year Built	2008
Cbm Capacity	149,700
Arctic Aurora
Property Plant And Equipment
Delivery Date	June 2014
Year Built	2013
Cbm Capacity	155,000
Yenisei River
Property Plant And Equipment
Delivery Date	September 2014
Year Built	2013
Cbm Capacity	155,000